Income taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure Table

Income tax expense is comprised of the following:

	Years ended March 31,
	2013		2014		2015		2015
	(In millions)
Current income tax expense	Rs.	35,848.5	Rs.	44,324.2	Rs.	54,954.4	US$	882.0
Deferred income tax (benefit) expense*		(4,881.7)		(1,994.6)		(352.1)		(5.7)
Interest on income tax refund		(1,126.7)		(25.4)		(82.4)		(1.3)

Income tax expense**	Rs.	29,840.1	Rs.	42,304.2	Rs.	54,519.9	US$	875.0

*	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 747.7 million, Rs. 495.6 million and Rs. 74.4 million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively.
**	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. (3,771.9) million, Rs. 6,310.3 million and Rs. (11,425.5) million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively. Includes income tax effects on reclassification adjustment on gains and losses on available for sale securities included in net income reclassified from accumulated other comprehensive income of Rs. 103.8 million, Rs. 10.0 million and Rs. (69.5) million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively. Further, pretax income and income tax expense are substantially from India.

Reconciliation Of Statutory Federal Tax Rate

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2013		2014		2015		2015
	(In millions)
Income before income tax expense	Rs.	91,974.8	Rs.	121,750.4	Rs.	154,024.6	US$	2,471.9
Statutory income tax rate		32.45%		33.99%		33.99%		33.99%
Expected income tax expense		29,841.2		41,383.0		52,353.0		840.2
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund, net of tax effect		(761.1)		(16.8)		(54.4)		(0.9)
Nondeductible stock-based compensation		1,471.0		1,867.9		3,106.3		49.9
Income exempt from taxes		(593.5)		(450.9)		(1,026.6)		(16.5)
Effect of change in statutory tax rate		0		(606.6)		0		0
Other, net		(117.5)		127.6		141.6		2.3

Income tax expense	Rs.	29,840.1	Rs.	42,304.2	Rs.	54,519.9	US$	875.0

Components of Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2014		2015		2015
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	11,221.9	Rs.	12,576.7	US$	201.8
Unrealized loss on securities available for sale		6,274.7		0		0
Investments, others		441.9		4.6		0.1
Derivatives		489.7		820.9		13.2
Employee benefits		2,048.5		1,225.8		19.7
Others		2,935.0		3,212.8		51.5

Deferred tax asset		23,411.7		17,840.8		286.3

Taxable temporary differences:
Property and equipment		783.6		891.3		14.3
Loan origination cost		1,577.2		1,944.9		31.2
Unrealized gain on securities available for sale		0		5,209.8		83.6
Intangible assets		78.5		4.1		0.1

Deferred tax liability		2,439.3		8,050.1		129.2

Net deferred tax asset (liability)	Rs.	20,972.4	Rs.	9,790.7	US$	157.1

Reconciliation Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2014		2015		2015
	(In millions)
Opening balance	Rs.	648.3	Rs.	648.3	US$	10.4
Increase/(decrease) related to prior year tax positions		0		0		0

Closing balance	Rs.	648.3	Rs.	648.3	US$	10.4